Long-Term Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 24, 2012 Southern Kuzbass Coal Company (SKCC) [Member]
Investment [Line Items]
Percentage of noncontrolling interest holders those have substantive participating rights	49.00%
Percentage of shares owned				36.00%
Consideration from sale of share	$ 2,994
Group received cash dividends	737	934	0
Investments in equity securities in various Russian companies	20.00%
Group received dividends	$ 25,981